UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   601 Union Street, Suite 3900
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Rudolf
Title:     Managing Director
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Matthew C. Rudolf          Seattle, Washington            May 15, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      69

Form 13F Information Table Value Total:      $114,737


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
ALBANY INTL CORP CL A               COM        012348108      1497    65353  SH          Sole              65353
ALLSTATE CORP                       COM        020002101       415    12500  SH          Sole              12500
AMGEN INC COM                       COM        031162100      8054   139955  SH          Sole             139955
ANNUITY & LIFE RE HOLDINGS TD       COM        g03910109      2325  3875200  SH          Sole            3875200
AOL TIME WARNER Inc.                COM        00184A105       399    36775  SH          Sole              36775
APPLERA CORP-CELERA GENOMICS GRP    COM CE GEN 038020202      1124   130394  SH          Sole             130394
ARCHER DANIELS MIDLAND              COM        03948310        184    17000  SH          Sole              17000
ARV ASSISTED LIVING                 COM        00204C107      4042  1052500  SH          Sole            1052500
BARRICK GOLD CORP                   COM        067901108     16041  1030900  SH          Sole            1030900
BAXTER INTERNATIONAL                COM        071813109       373    20000  SH          Sole              20000
BP PLC                              COM        055622104       282     7296  SH          Sole               7296
BURLINGTON RES INC COM              COM        122014103      1095    22950  SH          Sole              22950
CARDIMA INC.                        COM        14147M106        98    98100  SH          Sole              98100
CHARTER COMMUNICATIONS INC D        NOTE 5.75%116117MAB3         6    30000  PRN         Sole
CHEVRON TEXACO CORP.                COM        166764100      2263    35000  SH          Sole              35000
CITIGROUP INC                       COM        172967101       581    16868  SH          Sole              16868
CORIXA CORP                         COM        21887F100       104    15200  SH          Sole              15200
CURAGEN CORP.                       SDCV 6% 2/023126RAC5       680  1000000  PRN         Sole
DETREX CORP                         COM        250685104       374   226370  SH          Sole             226370
DIME TRACKING WARRANTS              *W EXP 99/925429Q110         3    21000  SH          Sole              21000
EQUITY RESIDENT PPTYS SH BEN INT    COM        29476L107      1521    63175  SH          Sole              63175
EXXON MOBIL CORP                    COM        30231G102       795    22748  SH          Sole              22748
FRISCO BAY INDS LTD                 COM        358751105      1262   132850  SH          Sole             132850
GENERAL ELEC CO COM                 COM        369604103       664    26050  SH          Sole              26050
GOLD FIELDS LTD NEW ADR             COM        38059t106      1161   110600  SH          Sole             110600
GRUPO TRANS MARITIMA MEXICANA, SA   COM        40051D105        42    10700  SH          Sole              10700
HECLA MNG CO                        COM        422704106      1007   306000  SH          Sole             306000
HUMANA INC COM                      COM        444859102      2116   220400  SH          Sole             220400
I SHARES  Inc                       MSCI JAPAN 46428684        643    99600  SH          Sole              99600
INCYTE GENOMICS INC                 NOTE 5.5% 245337cac6      2218  3157000  PRN         Sole
INCYTE PHARMACEUTICALS COM          COM        45337C102       411   137400  SH          Sole             137400
JAPAN EQUITY FUND INC               COM        471057109       170    40400  SH          Sole              40400
KOREA ELECTRIC POWER CORP.          COM        500631106       923   115700  SH          Sole             115700
MAGNUM HUNTER RESOURCES INC         COM        55972F203      2095   376750  SH          Sole             376750
MICROSOFT CORP COM                  COM        594918104     27780  1147476  SH          Sole            1147476
NEW CENTURY EQUITY HOLDINGS, Inc.   COM        64353J107        64   213300  SH          Sole             213300
NEWMONT MINING CORP COM             COM        651639106      7272   278100  SH          Sole             278100
ON ASSIGNMENT INC                   COM        682159108       212    50100  SH          Sole              50100
ON SEMICONDUCTOR                    COM        682189105        98    76900  SH          Sole              76900
ORASURE TECHNOLOGIES INC            COM        68554V108       819   140200  SH          Sole             140200
PAN AMERICAN SILVER CORP            COM        697900108       316    51600  SH          Sole              51600
PLACER DOME INC                     COM        725906101      5380   549000  SH          Sole             549000
PRIME HOSPITALITY CORP COM          COM        741917108       410    79400  SH          Sole              79400
PROTEIN DESIGN LABS COM             COM        74369L103       854   115000  SH          Sole             115000
PUTNAM MASTR INTR INCM SH BEN INT   SH BEN     746909100      1010   160300  SH          Sole             160300
QUIPP INC COM                       COM        748802105       468    48181  SH          Sole              48181
RATEEXCHANGE                        COM        75409110          3    16700  SH          Sole              16700
RAYTHEON CO                         COM        75511150       1941    68400  SH          Sole              68400
READERS DIGEST ASSN CL A NON VTG    COM        755267101       994    97350  SH          Sole              97350
RITE AID CORP                       COM        767754104       574   256200  SH          Sole             256200
ROYAL DUTCH PETROLEUM CO            NY REG EUR 780257804      2634    64650  SH          Sole              64650
ROYCE MICRO-CAP TR INC COM          COM        780915104       580    75577  SH          Sole              75577
ROYCE VALUE TR INC COM              COM        780910105       767    62832  SH          Sole              62832
SCHWAB CHARLES CP NEW               COM        808513105       226    31300  SH          Sole              31300
SI INTL INC                         COM        78427v102       513    64500  SH          Sole              64500
STRYKER CORP COM                    COM        863667101       412     6000  SH          Sole               6000
TECO ENERGY INC                     COM        872375100       611    57500  SH          Sole              57500
TEGAL CORP                          COM        879008100        86   225000  SH          Sole             225000
TEXAS INDUSTRIES INC                COM        882491103       558    29000  SH          Sole              29000
TIDEWATER INC                       COM        886423102       431    15000  SH          Sole              15000
TOUCH AMERICA HOLDINGS INC          COM        891539108        28   307300  SH          Sole             307300
TRIARC COS INC CL A                 COM        895927101       237     8500  SH          Sole               8500
US BANCORP DEL COM                  COM        902973106       238    12547  SH          Sole              12547
UST INC                             COM        90291110        864    31303  SH          Sole              31303
VAN KAMPEN NEW YORK QUALITY MUNICIPACOM        920922101       196    12700  SH          Sole              12700
VECTOR GROUP LTD                    Note 6.25% 92240MAC2      2269  3000000  PRN         Sole
VOLT INFORMATION SCIENCES INC       COM        928703107       162    15758  SH          Sole              15758
WASHINGTON MUT INC COM              COM        939322103      2148    60903  SH          Sole              60903
ZWEIG TOTAL RETURN FUND INC         COM        98983710        114    20500  SH          Sole              20500